Commitments and Contingencies and Off Balance Sheet Arrangements - Guarantees (Details) - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Commitments and Contingencies Disclosure [Abstract]
Outstanding balance on letters of credit	$ 205.6	$ 237.6